Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	42,758	7,623	367,687	13,688	897,777	84,472
Salaries and benefits	62,118	50,768	119,999	96,682	214,550	172,123
Professional services	110,689	46,570	142,401	87,533	155,338	173,636
General and administrative	203,494	36,696	308,058	78,429	272,605	400,840
Net operating expenses	419,059	141,657	938,145	276,332	1,540,270	831,071
Loss from operations	(419,059)	(141,657)	(938,145)	(276,332)	(1,540,270)	(831,071)
Other income (expense):
Interest expense	(75,319)	(74,298)	(96,853)	(121,304)	(213,022)	(245,156)
Other income	957	1,239	1,926	1,239	3,941	1,065
Gain on forgiveness of SBA loan						32,851
Gain on settlement of liabilities					56,000	998,284
Gain on change in fair value of derivative liability	1,642,566	11,337	2,493,598	74,439	(2,386,907)	609,622
Total other income (expense)	1,568,204	(61,722)	2,398,671	(45,626)	(2,539,988)	1,396,666
Net income (loss)	$ 1,149,145	$ (203,379)	$ 1,460,526	$ (321,958)	$ (4,080,258)	$ 565,595
Net loss per share of common stock - basic	$ 0.02	$ (0.01)	$ 0.03	$ (0.02)	$ (0.13)	$ 0.04
Net loss per share of common stock - diluted	$ 0.02	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.13)	$ 0.04
Weighted average shares outstanding - basic	49,912,073	22,328,160	49,889,604	20,806,755	31,012,343	15,558,746
Weighted average shares outstanding - diluted	62,543,377	22,328,160	63,104,098	20,806,755	31,012,343	15,558,746